Goodwill and Intangible Assets - Schedule of Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 9,524
2015		$ 38,251
2016	36,447	36,409
2017	32,755	32,358
2018	31,898	31,466
2019	31,593	31,070
Thereafter	127,384	115,772
Total	$ 269,601	$ 285,326